Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 83,093	$ 79,799
Other payables
Interest payable	15,762	5,479
Withholdings and payroll contributions	2,560	3,429
Others	5,576	4,356
Total other payables	23,898	13,264
Total accounts payable	$ 106,991	$ 93,063